Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Barclays Capital Inc., Barclays Capital Real Estate Inc., BMO Capital Markets Corp., Bank of Montreal, Deutsche Bank Securities Inc., and German American Capital Corporation, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Trust 2025-DIME, Commercial Mortgage Pass-Through Certificates, Series 2025-DIME securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 57 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 14, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 22, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2025-DIME Accounting Tape Final.xlsx (provided on January 22, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 2, 2025 through January 22, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or denoted with a

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

January 22, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Underwriting File	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Property Code	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Underwriting File	None
16	Flood Zone	Engineering Report	None
17	Year Built	Underwriting File	None
18	Year Renovated	Appraisal Report	None
19	SF	Underwriting File	None
20	Loan Per SF ($)	Recalculation	None
21	Mortgage Loan Original Balance ($)	Loan Agreement	None
22	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
23	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
24	% of Initial Loan Balance	Recalculation	None
25	Pari Passu Split (Y/N)	Loan Agreement	None
26	Mortgage Loan Rate (%)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Net Mortgage Loan Rate	Recalculation	None
29	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
30	Margin	None - Company Provided	None
31	Mortgage Loan Index	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Assumed SOFR	None - Company Provided	None
33	SOFR Rounding Methodology	None - Company Provided	None
34	Float Rate Change Frequency (Mos)	Loan Agreement	None
35	SOFR Floor	Loan Agreement	None
36	SOFR Strike Cap	None - Company Provided	None
37	Extension Term Strike Rate	Loan Agreement	None
38	SOFR Cap Expiration	None - Company Provided	None
39	SOFR Cap Counterparty	None - Company Provided	None
40	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
41	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
42	Mortgage Loan NCF DSCR at SOFR Cap	Recalculation	None
43	SOFR Lookback Days	Loan Agreement	None
44	Extension Options (Y/N)	Loan Agreement	None
45	Extension Options (#/Mos)	Loan Agreement	None
46	Extension Spread Increase Description	Loan Agreement	None
47	First Extension Fee	Loan Agreement	None
48	Second Extension Fee	Loan Agreement	None
49	Third Extension Fee	Loan Agreement	None
50	Fully Extended Original Term	Recalculation	None
51	Fully Extended Remaining Term	Recalculation	None
52	Fully Extended Maturity Date	Loan Agreement	None
53	Fully Extended Amortization Term	Not Applicable*	None
54	Mortgage Loan Monthly Payment ($)	Recalculation	None
55	Mortgage Loan Annual Debt Service ($)	Recalculation	None
56	Interest Accrual Method	Loan Agreement	None
57	Interest Accrual Period	Loan Agreement	None
58	Origination Date	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
59	First Due Date	Loan Agreement	None
60	Last IO Due Date	Loan Agreement	None
61	First P&I Due Date	Loan Agreement	None
62	Due Date	Loan Agreement	None
63	Grace Period- Late Fee	Loan Agreement	None
64	Grace Period- Default	Loan Agreement	None
65	Amortization Type	Loan Agreement	None
66	Original Interest-Only Period (Mos.)	Recalculation	None
67	Remaining Interest-Only Period (Mos.)	Recalculation	None
68	Original Term To Maturity (Mos.)	Recalculation	None
69	Remaining Term To Maturity (Mos.)	Recalculation	None
70	Original Amortization Term (Mos.)	Not Applicable*	None
71	Remaining Amortization Term (Mos.)	Not Applicable*	None
72	Seasoning	Recalculation	None
73	Maturity Date	Loan Agreement	None
74	Mortgage Loan Balloon Balance ($)	Recalculation	None
75	Lockbox	Loan Agreement	None
76	Cash Management	Loan Agreement	None
77	Cash Management Triggers	Loan Agreement	None
78	Performance Test Trigger Level	Loan Agreement	None
79	Cross-Collateralized (Y/N)	Not Applicable*	None
80	Crossed Group	Not Applicable*	None
81	Lockout Period	Not Applicable*	None
82	Lockout Expiration Date	Not Applicable*	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Loan Agreement	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Loan Agreement	None
89	Partially Prepayable without Penalty	Loan Agreement	None
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
99	Other Subordinate Debt Balance ($)	Not Applicable*	None
100	Other Subordinate Debt Type	Not Applicable*	None
101	Future Debt Allowed?	Loan Agreement	None
102	Mortgage Assumable?	Loan Agreement	None
103	Assumption Fee	Loan Agreement	None
104	Appraiser Designation	Appraisal Report	None
105	Appraisal FIRREA (Y/N)	Appraisal Report	None
106	Appraisal Date	Appraisal Report	None
107	Appraised Value ($)	Appraisal Report	None
108	As-Stabilized Appraisal Date	Appraisal Report	None
109	As-Stabilized Appraised Value ($)	Appraisal Report	None
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
111	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
112	Single Tenant (Y/N)	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
113	Engineering Report Date	Engineering Report	None
114	Environmental Phase I Report Date	Environmental Report	None
115	Environmental Phase II	Environmental Report	None
116	Environmental Phase II Report Date	Environmental Report	None
117	PML or SEL (%)	Engineering Report	None
118	Seismic Report Date	Not Applicable*	None
119	Earthquake Insurance Required (Y/N)	Loan Agreement	None
120	Terrorism Insurance Required (Y/N)	Loan Agreement	None
121	Environmental Insurance Required (Y/N)	Loan Agreement; Insurance Summary	None
122	Blanket Insurance Policy (Y/N)	Insurance Summary	None
123	Lien Position	Title Policy	None
124	Ownership Interest	Title Policy	None
125	Condominium Present?	Loan Agreement	None
126	Ground Lease (Y/N)	Loan Agreement	None
127	Annual Ground Lease Payment ($)	Not Applicable*	None
128	Ground Lease Expiration Date	Not Applicable*	None
129	Ground Lease Extension (Y/N)	Not Applicable*	None
130	# of Ground Lease Extension Options	Not Applicable*	None
131	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
132	Underwritten EGI ($)	Underwriting File	$1.00
133	Underwritten Expenses ($)	Underwriting File	$1.00
134	Underwritten Net Operating Income ($)	Underwriting File	$1.00
135	Underwritten NOI DSCR (x)	Recalculation	None
136	Underwritten NOI Debt Yield	Recalculation	None
137	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
138	Underwritten TI / LC ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
139	Underwritten Other Reserve ($)	Underwriting File	$1.00
140	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
141	Underwritten NCF DSCR (x)	Recalculation	None
142	Underwritten NCF Debt Yield	Recalculation	None
143	Occupancy (%)	Underwriting File	None
144	Occupancy Date	None - Company Provided	None
145	Rent Steps Date	Underwriting File	None
146	Largest Tenant by UW Gross Rent	Underwriting File	None
147	Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
148	Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
149	Second Largest Tenant by UW Gross Rent	Underwriting File	None
150	Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
151	Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
152	Third Largest Tenant by UW Gross Rent	Underwriting File	None
153	Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
154	Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
155	Fourth Largest Tenant by UW Gross Rent	Underwriting File	None
156	Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
157	Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
158	Fifth Largest Tenant by UW Gross Rent	Underwriting File	None
159	Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
160	Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
161	Upfront RE Tax Reserve ($)	Loan Agreement	None
162	Ongoing RE Tax Reserve ($)	Loan Agreement	None
163	Upfront Insurance Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
164	Ongoing Insurance Reserve ($)	Loan Agreement	None
165	Upfront Replacement Reserve ($)	Loan Agreement	None
166	Ongoing Replacement Reserve ($)	Loan Agreement	None
167	Replacement Reserve Caps ($)	Loan Agreement	None
168	Upfront TI/LC Reserve ($)	Loan Agreement	None
169	Ongoing TI/LC Reserve ($)	Loan Agreement	None
170	TI/LC Caps ($)	Loan Agreement	None
171	Upfront Debt Service Reserve ($)	Loan Agreement	None
172	Ongoing Debt Service Reserve ($)	Loan Agreement	None
173	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
174	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
175	Upfront Environmental Reserve ($)	Loan Agreement	None
176	Ongoing Environmental Reserve ($)	Loan Agreement	None
177	Upfront Other Reserve ($)	Loan Agreement	None
178	Ongoing Other Reserve ($)	Loan Agreement	None
179	Other Reserve Description	Loan Agreement	None
180	Letter of Credit?	Loan Agreement	None
181	Letter of Credit Balance ($)	Loan Agreement	None
182	Letter of Credit Description	Loan Agreement	None
183	Release Provisions (Y/N)	Loan Agreement	None
184	Loan Purpose	None - Company Provided	None
185	Borrower Name	None - Company Provided	None
186	Tenant In Common (Y/N)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2025-DIME	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
187	Sponsor	Loan Agreement	None
188	Carve-out Guarantor	Guaranty Agreement	None
189	Recourse	Guaranty Agreement	None
190	Single Purpose Borrower (Y/N)	Loan Agreement	None
191	Property Manager	Management Agreement	None
192	Exit Fee	Loan Agreement	None
193	Clear Ceiling Height (ft)	Underwriting File	None
194	# Dock High Doors	Underwriting File	None
195	# of Drive-in Doors	Underwriting File	None
196	Office Build Out %	Underwriting File	None
197	Site Area (Acres)	Appraisal Report	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2025-DIME	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) SF.
22	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
24	% of Initial Loan Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
26	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
28	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
29	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
41	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Interest Rate (At SOFR Cap) and (iii) the Interest Accrual Method (365/360).
42	Mortgage Loan NCF DSCR at SOFR Cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
50	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
51	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
54	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
55	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
66	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
67	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
68	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
69	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
72	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2025-DIME	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
74	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
86	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).
111	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Appraised Value ($).
135	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
136	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
141	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
142	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2025-DIME	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Name	Specified Attribute
Miller Road Land Parcel	Address
Miller Road Land Parcel	City
Miller Road Land Parcel	State
Miller Road Land Parcel	County
Miller Road Land Parcel	Zip Code
Miller Road Land Parcel	General Property Type
Miller Road Land Parcel	Flood Zone
Miller Road Land Parcel	Year Built
Miller Road Land Parcel	Year Renovated
Miller Road Land Parcel	Appraiser Designation
Miller Road Land Parcel	Appraiser FIRREA (Y/N)
Miller Road Land Parcel	Appraisal Date
Miller Road Land Parcel	As-Stabilized Appraisal Date
Miller Road Land Parcel	As-Stabilized Appraised Value ($)
Miller Road Land Parcel	Single Tenant (Y/N)
Miller Road Land Parcel	Engineering Report Date
Miller Road Land Parcel	Occupancy %
Miller Road Land Parcel	Clear Ceiling Height (ft)
Miller Road Land Parcel	# Dock High Doors
Miller Road Land Parcel	# of Drive-in Doors
Miller Road Land Parcel	Office Build Out %
Miller Road Land Parcel	Site Area (Acres)

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